Impact Shares YWCA Women’s Empowerment ETF
Schedule of Investments
March 31, 2025 (Unaudited)
COMMON STOCKS - 99.9%	Shares	Value
Banking - 4.3%
Bank of America Corp.	21,541	$898,906
Citigroup, Inc.	6,044	429,064
Citizens Financial Group, Inc.	1,223	50,106
Fifth Third Bancorp	2,061	80,791
Huntington Bancshares, Inc.	4,322	64,873
JPMorgan Chase & Co.	242	59,363
KeyCorp	2,685	42,933
Regions Financial Corp.	2,848	61,887
US Bancorp	4,669	197,125
Wells Fargo & Co.	10,160	729,387
		2,614,435

Consumer Discretionary Products - 1.1%
Deckers Outdoor Corp.(a)	1,103	123,327
Ford Motor Co.	24,463	245,364
General Motors Co.	6,376	299,863
		668,554

Consumer Discretionary Services - 4.3%
McDonald’s Corp.	4,626	1,445,023
Service Corp. International	969	77,714
Starbucks Corp.	8,333	817,384
Yum! Brands, Inc.	1,769	278,370
		2,618,491

Consumer Staple Products - 6.0%
Brown-Forman Corp. - Class A	132	4,418
Brown-Forman Corp. - Class B	806	27,356
Campbell’s Co.	619	24,710
Church & Dwight Co., Inc.	686	75,522
Clorox Co.	365	53,746
Coca-Cola Co.	10,855	777,435
Colgate-Palmolive Co.	2,238	209,701
Conagra Brands, Inc.	1,141	30,430
Estee Lauder Cos., Inc.	596	39,336
General Mills, Inc.	1,632	97,577
Hershey Co.	425	72,688
J.M. Smucker Co.	320	37,891
Kellanova	691	57,001
Kimberly-Clark Corp.	919	130,700
Kraft Heinz Co.	2,606	79,301
Mondelez International, Inc. - Class A	3,618	245,481

PepsiCo, Inc.	3,886	$582,667
Procter & Gamble Co.	6,606	1,125,794
		3,671,754

Financial Services - 10.8%
American Express Co.	1,735	466,802
Bank of New York Mellon Corp.	2,158	180,991
Blackrock, Inc.	426	403,200
Capital One Financial Corp.	1,136	203,685
Equifax, Inc.	355	86,464
Fidelity National Information Services, Inc.	2,764	206,416
Global Payments, Inc.	745	72,950
Mastercard, Inc. - Class A	2,427	1,330,287
Moody’s Corp.	488	227,257
Morgan Stanley	3,962	462,247
Northern Trust Corp.	544	53,666
PayPal Holdings, Inc.(a)	2,699	176,110
Raymond James Financial, Inc.	559	77,651
S&P Global, Inc.	909	461,863
State Street Corp.	840	75,205
Synchrony Financial	1,109	58,710
T. Rowe Price Group, Inc.	653	59,991
Toast, Inc. - Class A(a)	2,385	79,110
TransUnion	567	47,055
Verisk Analytics, Inc.	401	119,346
Visa, Inc. - Class A	5,124	1,795,757
		6,644,763

Health Care - 11.9%
AbbVie, Inc.	4,749	995,011
Agilent Technologies, Inc.	806	94,286
Amgen, Inc.	1,446	450,501
Biogen, Inc.(a)	385	52,683
BioMarin Pharmaceutical, Inc.(a)	545	38,526
Boston Scientific Corp.(a)	4,265	430,253
Bristol-Myers Squibb Co.	5,534	337,519
Cardinal Health, Inc.	681	93,821
Centene Corp.(a)	1,363	82,748
Cigna Group	740	243,460
Elevance Health, Inc.	611	265,761
Gilead Sciences, Inc.	3,409	381,978
Hologic, Inc.(a)	709	43,795
Illumina, Inc.(a)	448	35,544
Johnson & Johnson	6,656	1,103,831
Merck & Co, Inc.	6,833	613,330
Neurocrine Biosciences, Inc.(a)	287	31,742
Regeneron Pharmaceuticals, Inc.	292	185,195
UnitedHealth Group, Inc.	2,477	1,297,329

Vertex Pharmaceuticals, Inc.(a)	680	$329,678
Zoetis, Inc.	1,199	197,415
		7,304,406

Industrial Products - 3.6%
3M Co.	1,534	225,283
Carrier Global Corp.	2,192	138,973
Cummins, Inc.	399	125,063
Eaton Corp PLC	1,083	294,392
Emerson Electric Co.	1,670	183,099
Fortive Corp.	1,829	133,846
Ingersoll Rand, Inc.	1,198	95,876
Johnson Controls International PLC	1,929	154,532
Keysight Technologies, Inc.(a)	910	136,291
nVent Electric PLC	497	26,053
Otis Worldwide Corp.	167	17,234
Pentair PLC	477	41,728
Rockwell Automation, Inc.	329	85,007
Stanley Black & Decker, Inc.	472	36,287
TE Connectivity PLC	1,553	219,470
Trane Technologies PLC	640	215,629
Xylem, Inc.	716	85,533
		2,214,296

Industrial Services - 3.6%
Automatic Data Processing, Inc.	2,138	653,223
Delta Air Lines, Inc.	2,323	101,283
Paychex, Inc.	1,673	258,110
Republic Services, Inc.	573	138,758
Southwest Airlines Co.	1,656	55,609
Union Pacific Corp.	1,717	405,624
United Parcel Service, Inc. - Class B	2,055	226,030
Waste Management, Inc.	1,044	241,696
W.W. Grainger, Inc.	128	126,442
		2,206,775

Insurance - 2.1%
Allstate Corp.	725	150,126
American International Group, Inc.	1,699	147,711
Hartford Financial Services Group, Inc.	802	99,231
MetLife, Inc.	1,721	138,179
Principal Financial Group, Inc.	736	62,096
Progressive Corp.	1,620	458,476
Prudential Financial, Inc.	1,109	123,853
Willis Towers Watson PLC	290	98,006
		1,277,678

Materials - 1.6%
Air Products and Chemicals, Inc.	651	$191,993
Albemarle Corp.	352	25,351
Corteva, Inc.	2,098	132,027
Dow, Inc.	2,038	71,167
DuPont de Nemours, Inc.	1,233	92,080
Ecolab, Inc.	746	189,126
International Flavors & Fragrances, Inc.	772	59,915
Newmont Corp.	3,040	146,771
Owens Corning	223	31,849
PPG Industries, Inc.	656	71,734
		1,012,013

Media - 7.8%
Airbnb, Inc. – Class A(a)	2,864	342,133
Comcast Corp. - Class A	1,075	39,667
Electronic Arts, Inc.	1,442	208,398
Expedia Group, Inc.	937	157,510
GoDaddy, Inc. - Class A(a)	652	117,451
Meta Platforms, Inc. - Class A	4,908	2,828,775
Omnicom Group, Inc.	1,292	107,120
Pinterest, Inc. - Class A(a)	4,226	131,006
Uber Technologies, Inc.(a)	11,086	807,726
Zillow Group, Inc. - Class A(a)	246	16,448
		4,756,234

Oil & Gas - 5.2%
Baker Hughes Co.	2,964	130,268
Chevron Corp.	4,642	776,560
ConocoPhillips	3,518	369,460
Exxon Mobil Corp.	12,066	1,435,010
Occidental Petroleum Corp.	1,942	95,857
Phillips 66	1,218	150,399
Williams Cos., Inc.	3,416	204,140
		3,161,694

Real Estate - 2.0%
American Tower Corp. – REIT	1,265	275,264
CBRE Group, Inc. - Class A - REIT(a)	895	117,048
Equinix, Inc. – REIT	282	229,929
Equity LifeStyle Properties, Inc. – REIT	545	36,352
Essex Property Trust, Inc. – REIT	193	59,168
Healthpeak Properties, Inc. – REIT	2,113	42,725
Host Hotels & Resorts, Inc. – REIT	1,969	27,979
Invitation Homes, Inc. – REIT	1,510	52,623
Ventas, Inc. - REIT	1,280	88,013

Welltower, Inc. - REIT	1,806	$276,697
		1,205,798

Renewable Energy - 0.1%
First Solar, Inc.(a)	518	65,491

Retail & Wholesale - Discretionary - 5.9%
Amazon.com, Inc.(a)	15,288	2,908,695
Best Buy Co., Inc.	1,308	96,282
eBay, Inc.	3,099	209,895
Lululemon Athletica, Inc.(a)	775	219,371
Williams-Sonoma, Inc.	855	135,176
		3,569,419

Retail & Wholesale - Staples - 0.5%
Archer-Daniels-Midland Co.	1,303	62,557
Kroger Co.	1,840	124,550
Target Corp.	1,457	152,052
		339,159

Software & Tech Services - 13.9%
Accenture PLC - Class A	3,315	1,034,413
Adobe, Inc.(a)	2,151	824,973
Akamai Technologies, Inc.(a)	736	59,248
ANSYS, Inc.(a)	456	144,351
Atlassian Corp. – Class A(a)	1,008	213,908
Autodesk, Inc.(a)	1,158	303,164
Booz Allen Hamilton Holding Corp.	360	37,649
Cloudflare, Inc. - Class A(a)	1,850	208,476
Dynatrace, Inc.(a)	1,417	66,811
Gartner, Inc.(a)	393	164,958
HubSpot, Inc.(a)	292	166,817
International Business Machines Corp.	4,621	1,149,058
Intuit, Inc.	1,436	881,690
Okta, Inc.(a)	659	69,340
Palo Alto Networks, Inc.(a)	3,429	585,124
Salesforce, Inc.	4,786	1,284,371
ServiceNow, Inc.(a)	1,125	895,657
Twilio, Inc. - Class A(a)	48	4,700
Tyler Technologies, Inc.(a)	217	126,162
Workday, Inc. - Class A(a)	1,140	266,224
		8,487,094

Tech Hardware & Semiconductors - 11.5%
Apple, Inc.	14,013	3,112,708

Cisco Systems, Inc.	20,636	$1,273,447
Dell Technologies, Inc. - Class C	1,665	151,765
F5, Inc.(a)	264	70,295
Hewlett Packard Enterprise Co.	8,500	131,155
HP, Inc.	5,066	140,277
Intel Corp.	24,457	555,418
Monolithic Power Systems, Inc.	218	126,436
Motorola Solutions, Inc.	880	385,273
NetApp, Inc.	1,008	88,543
Seagate Technology Holdings PLC	1,067	90,642
Texas Instruments, Inc.	5,028	903,532
		7,029,491

Telecommunications - 2.0%
Verizon Communications, Inc.	27,186	1,233,157

Utilities - 1.7%
Alliant Energy Corp.	772	49,678
American Electric Power Co., Inc.	1,496	163,468
American Water Works Co., Inc.	513	75,678
CMS Energy Corp.	806	60,539
Consolidated Edison, Inc.	929	102,738
Edison International	1,025	60,393
Entergy Corp.	1,206	103,101
Exelon Corp.	2,818	129,854
PPL Corp.	2,085	75,289
Sempra	1,879	134,085
Vistra Corp.	1,010	118,614
		1,073,437

TOTAL COMMON STOCKS (Cost $50,556,862)		61,154,139

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
First American Government Obligations Fund - Class X, 4.27%(b)	82,233	82,233

TOTAL SHORT-TERM INVESTMENTS (Cost $82,233)		82,233

TOTAL INVESTMENTS - 100.0% ($50,639,095)		$61,236,372
Liabilities in Excess of Other Assets - 0.0%(c)		(913)
TOTAL NET ASSETS - 100.0%		$61,235,459

Percentages are stated as a percent of net assets.
PLC – Public Limited Company

REIT – Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025.
(c)	Does not round to 0.1% or (0.1)%, as applicable.